INCOME TAXES - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Current tax expenses		¥ 105,663	¥ 84,931	¥ 46,573
Deferred tax benefits		(27,776)	(32,895)	(18,962)
Income tax expense	$ 11,188	¥ 77,887	¥ 52,036	¥ 27,611